ASSET RETIREMENT OBLIGATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS

11.	ASSET RETIREMENT OBLIGATIONS

The following is a reconciliation of the long term asset retirement obligations liability through September 30, 2025:

Asset retirement obligations – January 1, 2024	$248,651

Accretion expense	806,381
Estimated liabilities recorded	70,949
Settlement of ARO obligation	(26,670)

Asset retirement obligations –December 31, 2024	$1,099,311

Accretion expense	1,799
Estimated liabilities recorded	-
Settlement of ARO obligation	-

Asset retirement obligations – March 31, 2025	$1,101,110

Accretion expense	1,799
Estimated liabilities recorded	-
Settlement of ARO obligation	-

Asset retirement obligations – June 30, 2025	$1,102,909

Accretion expense	1,800
Estimated liabilities recorded	-
Settlement of ARO obligation	-

Asset retirement obligations – September 30, 2025	$1,104,709

In addition to the long term ARO liability detailed above, a current liability of $161,052 has been recorded for plugging and abandonment costs related to the Panther Project which are due with one year.

10.	ASSET RETIREMENT OBLIGATIONS

The following is a reconciliation of the asset retirement obligations liability through December 31, 2024:

Asset retirement obligations – January 1, 2023	$246,866

Accretion expense	1,785
Estimated liabilities recorded	-

Asset retirement obligations – January 1, 2024	$248,651

Accretion expense	806,381
Recognition of ARO liability	70,949
ARO obligation applied to plugging cost	(26,670)

Asset retirement obligations –December 31, 2024	$1,099,311

Accretion expense recorded in 2024 includes the results of the recalculation of the acceleration of the Asset Retirement Obligation connected to Orogrande properties for which the underlying mineral leases were not renewed by University Lands at their scheduled renewal date of December 31, 2024.